Restatement of Previously Issued Consolidated Financial Statements - Restated Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income	$ 229,339	$ 739,126	$ 554,208
Comprehensive income (net of tax):
Currency translation adjustment	159,451	(84,927)	26,221
Remeasurement of retirement benefit obligations	4,364	(6,077)	244
Movement on cash flow hedge	(2,420)	4,581	1,567
Total comprehensive income	$ 390,734	652,703	582,240
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income		791,474	612,335
Comprehensive income (net of tax):
Currency translation adjustment		(84,927)	26,221
Remeasurement of retirement benefit obligations		(6,077)	244
Movement on cash flow hedge		4,581	1,567
Total comprehensive income		705,051	640,367
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income		(52,348)	(58,127)
Comprehensive income (net of tax):
Currency translation adjustment		0	0
Remeasurement of retirement benefit obligations		0	0
Movement on cash flow hedge		0	0
Total comprehensive income		$ (52,348)	$ (58,127)